Share-Based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options, Outstanding at end of the year	1,625,042
Number of options, Exercisable at end of the year	1,098,691
Aggregate Intrinsic Value Exercisable Vested and expected to vest, December 31, 2017	$ 5,707
Consultants’ stock options [Member]
Number of options, Outstanding at beginning of the year	718,396	684,507	398,938
Number of options, Granted		33,889	285,569
Number of options, Forfeited/Expired
Number of options, Exercised	(219,281)
Number of options, Outstanding at end of the year	499,115	718,396	684,507
Number of options, Exercisable at end of the year	398,659	568,921	529,586
Weighted average exercise price, Outstanding at beginning of the year	$ 3.63	$ 3.51	$ 2.69
Weighted average exercise price, Granted		6.40	4.54
Weighted average exercise price, Forfeited/Expired
Weighted average exercise price, Exercised	2.69
Weighted average exercise price, Outstanding at beginning of the year	4.04	3.63	3.51
Weighted average exercise price, Exercisable at end of the year	$ 3.35	$ 2.89	$ 2.69
Weighted-Average Remaining Contractual Term (Years)	1 year 11 months 8 days
Employee Stock Option [Member]
Number of options, Outstanding at beginning of the year	1,083,023	974,271	453,973
Number of options, Granted	158,021	271,355	590,839
Number of options, Forfeited/Expired	(128,256)	(162,543)	(70,540)
Number of options, Exercised	(2,360)	(61)
Number of options, Pre-merger Bioblast options	15,500
Number of options, Outstanding at end of the year	1,125,927	1,083,023	974,271
Number of options, Exercisable at end of the year	700,032	457,661	243,373
Weighted average exercise price, Outstanding at beginning of the year	$ 4.79	$ 4.54	$ 2.69
Weighted average exercise price, Granted	8.72	5.78	5.78
Weighted average exercise price, Forfeited/Expired	5.24	4.96	2.69
Weighted average exercise price, Exercised	3.77	2.69
Weighted average exercise price, Pre-merger Bioblast options	90.17
Weighted average exercise price, Outstanding at beginning of the year	6.47	4.79	4.54
Weighted average exercise price, Exercisable at end of the year	$ 3.92	$ 3.72	$ 2.69